UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [X]; Amendment Number:01
This Amendment (Check only one.): [X] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Northern Cross Investments, Ltd.
Address:	48 Par-La-Ville Road
		Suite 577
		Hamilton, Bermuda  HM11

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Hakan Castegren
Title:	President
Phone:	617-951-0004
Signature, Place, and Date of Signing:

Hakan Castegren	Hamilton, Bermuda		August 2, 2002


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		9

Form 13F Information Table Value Total:		$515,803



List of Other Included Managers:			None
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                                                   FORM 13F INFORMATION TABLE



      Column 1         Column 2   Column 3 Column 4Column 5         Column 6   Column 7 Column8

                                            VALUE   SHARES/ SH/PUT/INVESTMENT   OTHER   VOTING AUTHORITY
   NAME OF ISSUER    TITLE OF CLAS  CUSIP  (x$1000) PRN AMT PRNCALLDISCRETION  MANAGERS   SOLE  SHARED NONE

ANGLO AMERICAN PLC   ADR          03485P102 105,1166,429,100sh        Sole              6,429,100
ANGLOGOLD LIMITED    Spsrd ADR    059749303  68,8252,639,000sh        Sole              2,639,000
BHP BILLITON PLC     ADR          90171109  170,69915,706,55sh        Sole              15,706,550
ERICSSON L M TEL CO. ADR CL B SEK116941M109   4,5753,176,800sh        Sole              3,176,800
GENCOR LTD.          ADR NEW      294821400   2,168  500,000sh        Sole               500,000
NEWS CORP LTD.       ADR          368681201  69,4303,027,919sh        Sole              3,027,919
RIO TINTO PLC        Spsrd ADR    652487703   1,967   26,583sh        Sole                26,583
ROYAL DUTCH PETE CO NNY Reg GLDR  654902204  87,7131,587,000sh        Sole              1,587,000
SONY CORP ADR        ADR          74974K706   5,310  100,000sh        Sole               100,000


















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